Equity - Summary of Stock Option Activity (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Equity [Abstract]
Options Outstanding, Beginning balance	4,092,593	3,408,452	3,408,452	2,492,006
Options, Granted	137,788	375,757	766,455	1,060,557
Options, Exercised
Options, Forfeited/Cancelled	(62,219)	(68,968)	(82,314)	(144,111)
Options Outstanding, Ending balance	4,168,162	3,715,241	4,092,593	3,408,452
Options Exercisable, Ending balance	4,020,948	3,216,120	3,581,514	2,805,437
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.19	$ 2.97	$ 2.97	$ 2.47
Weighted Average Exercise Price, Options Granted	4.50	4.02	4.26	4.19
Weighted Average Exercise Price, Options Exercised
Weighted Average Exercise Price, Options Forfeited/Cancelled	4.12	3.72	3.84	3.41
Weighted Average Exercise Price, Outstanding, Ending balance	3.22	3.06	3.19	2.97
Weighted Average Exercise Price, Exercisable, Ending balance	$ 3.19	$ 2.92	$ 3.06	$ 2.87
Weighted Average Remaining Contractual Term (Yrs), Outstanding Beginning	8 years 4 months 24 days	8 years 6 months	8 years 6 months	9 years 1 month 6 days
Weighted Average Remaining Contractual Term (Yrs), Options Granted	9 years 8 months 12 days	9 years 8 months 12 days	9 years 6 months	8 years 7 months 6 days
Weighted Average Remaining Contractual Term (Yrs), Options Forfeited/Cancelled	8 years 6 months	9 years 6 months	9 years 7 months 6 days	9 years 2 months 12 days
Weighted Average Remaining Contractual Term (Yrs), Outstanding Ending	8 years 3 months 19 days	8 years 4 months 24 days	8 years 4 months 24 days	8 years 6 months
Weighted Average Remaining Contractual Term (Yrs), Exercisable, Ending	8 years 3 months 19 days	8 years 3 months 19 days	8 years 3 months 19 days	8 years 4 months 24 days
Intrinsic Value, Outstanding Beginning balance	$ 5,553,916	$ 3,721,339	$ 3,721,339	$ 1,937,593
Intrinsic Value, Options Granted		181,078	182,328
Intrinsic Value, Options Forfeited/Cancelled	(27,012)	(53,774)	(53,977)	(86,459)
Intrinsic Value, Outstanding Ending balance	5,523,012	5,552,869	5,553,916	3,721,339
Intrinsic Value, Exercisable Ending balance	$ 5,477,794	$ 5,235,689	$ 5,365,512	$ 3,380,482